Goodwill (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Goodwill.
Schedule of change in the carrying amount of goodwill

Total
Balance as of December 31, 2018	$1,282,919
Changes due to foreign currency fluctuations	(77)
Balance as of June 30, 2019	$1,282,842

Total
Balance as of December 31, 2018	$1,282,919
Changes due to foreign currency fluctuations	(1,415)
Balance as of September 30, 2019	$1,281,504

Balance as of December 31, 2016	$1,305,571
Acquisition	9,767
Measurement period adjustments	(4,175)
Impact of foreign currency fluctuations and other	90
Balance as of December 31, 2017	$1,311,253
Acquisition	21,527
Disposals	(49,349)
Impact of foreign currency fluctuations and other	(512)
Balance as of December 31, 2018	$1,282,919